Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	899,868,995.54	40,425
Yield Supplement Overcollateralization Amount 06/30/21	42,930,826.79	0
Receivables Balance 06/30/21	942,799,822.33	40,425
Principal Payments	34,332,253.89	1,063
Defaulted Receivables	700,605.02	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	40,815,413.40	0
Pool Balance at 07/31/21	866,951,550.02	39,336

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.42%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,480,545.90	197
Past Due 61-90 days	1,040,422.96	46
Past Due 91-120 days	216,541.31	13
Past Due 121+ days	0.00	0
Total	5,737,510.17	256

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	525,600.48
Aggregate Net Losses/(Gains) - July 2021	175,004.54
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.22%
Prior Net Losses Ratio	0.16%
Second Prior Net Losses Ratio	0.29%
Third Prior Net Losses Ratio	0.36%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	9,969,942.83
Actual Overcollateralization	9,969,942.83
Weighted Average Contract Rate	3.63%
Weighted Average Contract Rate, Yield Adjusted	5.79%
Weighted Average Remaining Term	55.86

Flow of Funds	$ Amount

Collections	37,671,257.50
Investment Earnings on Cash Accounts	484.74
Servicing Fee	(785,666.52)
Transfer to Collection Account	0.00
Available Funds	36,886,075.72

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	187,149.32
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,048,952.07
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	9,969,942.83
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	4,130,163.17

Total Distributions of Available Funds	36,886,075.72

Servicing Fee	785,666.52
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 07/15/21	889,520,502.09
Principal Paid	32,538,894.90
Note Balance @ 08/16/21	856,981,607.19

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2
Note Balance @ 07/15/21	349,350,502.09
Principal Paid	32,538,894.90
Note Balance @ 08/16/21	316,811,607.19
Note Factor @ 08/16/21	87.2759248%

Class A-3
Note Balance @ 07/15/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	390,600,000.00
Note Factor @ 08/16/21	100.0000000%

Class A-4
Note Balance @ 07/15/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	100,020,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	33,030,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	16,520,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	217,017.65
Total Principal Paid	32,538,894.90
Total Paid	32,755,912.55

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	49,491.32
Principal Paid	32,538,894.90
Total Paid to A-2 Holders	32,588,386.22

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1976175
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.6301073
Total Distribution Amount	29.8277248

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1363397
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	89.6388289
Total A-2 Distribution Amount	89.7751686

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	185.90
Noteholders' Third Priority Principal Distributable Amount	507.70
Noteholders' Principal Distributable Amount	306.40

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	5,504,632.16
Investment Earnings	327.27
Investment Earnings Paid	(327.27)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,418,694.98	$4,899,842.46	$3,775,652.57
Number of Extensions	163	169	122
Ratio of extensions to Beginning of Period Receivables Balance	0.47%	0.50%	0.37%